500 Boylston Street, Boston, Massachusetts  02116-3741

Phone 617-954-5000

September 24, 2012

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	MFS® Series Trust VII (the “Trust”) (File Nos. 811-3090 and 2-68918), on behalf of MFS® Equity Income Fund (the “Fund”); Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 44 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 43 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of making certain edits in response to SEC staff comments regarding Post-Effective Amendment No. 43, and updating the Trust’s financial and other information and, in connection therewith, making certain other minor and conforming changes.

In accordance with Rule 485(b)(4), we hereby represent that the amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-6765 or Claudia Murphy at (617) 954-5406.

Sincerely,

JOHNATHAN C. MATHIESEN
Johnathan C. Mathiesen
Assistant Vice President and
Associate Counsel

JCM/bjn

enclosure